Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net Loss	$ (8,110,233)	$ (3,105,233)	$ (2,518,827)	$ (3,318,171)
Adjustments to Reconcile Net Loss to Net Cash Flow from Operating Activities:
Bargain Purchase			(3,857,999)
Bad Debt	(31,301)	208,351	285,486
Debt discount amortization	593,701
Shares issued for compensation	555,900	33,336	33,336	145,550
Impairment	487,050		(5,780,578)	(1,214,325)
Impairment			932,669
Depreciation & Amortization	868,089	669,827	972,135	523,380
Net Change, Right-of-Use Asset & Liabilities	60,174		175,654	(31,775)
Change in Operating Assets & Liabilities:
Accounts Receivable	621,004	(165,282)	176,066	(395,002)
Contract Assets	297,498		(759,658)
Inventory	752,072	(26,979)	329,100	(1,191,437)
Prepaids & Other Current Assets	(131,739)	(15,976)	14,905	32,910
Accounts Payable	1,050,713	311,874	334,406	32,653
Affliate Accounts Payable	154,571
Contract Liabilities	510,756		942,090
Accrued Expenses	577,247	(132,431)	56,969	(267,464)
Deposits		(302,000)	(316,378)
Deferred Revenue	314,846	(96,549)	(157,931)	213,114
Net Cash Used in Operating Activities	(1,429,652)	(2,621,062)	(9,138,555)	(5,470,567)
INVESTING ACTIVITIES
Purchase of Property, Plant an Equipment		(57,550)	(306,726)	(76,686)
Purchase of Research & Development Equipment		(5,295)	(4,095)
Purchase of Operational Software & Website			(42,000)	(408,169)
Office & Computer Equipment	(15,660)		(625,000)
Invest in Leasehold Improvements	(6,900)	(225,783)
Net Cash Used in Investing Activities	(22,560)	(288,628)	(977,821)	(484,855)
FINANCING ACTIVITIES
Shares issued for PIPE Warrants Exercise			1,796,760
IPFS Loan	42,763
Borrowings on debt	6,469,627
Principal payments on debt	(3,545,561)
Short term Loan From Affliate	751,000
Shares Issued under PIPE	3,487,353	2,652,350	2,652,350	(25,240)
Distribution to affiliate	(2,706,547)	(3,822,037)
Treasury Stock	44,235
Net Cash provided by (used in) Financing Activities	4,542,870	(1,169,687)	4,449,110	(25,240)
Net Cash Flow for Period	3,090,658	(4,079,377)	(5,667,266)	(5,980,662)
Cash and Cash Equivalents - Beginning of Period	533,871	6,201,137	6,201,137	12,181,799
Cash and Cash Equivalents- End of Period	3,624,529	2,121,760	533,871	6,201,137
NON-CASH INVESTING AND FINANCING ACTIVITIES
Right of use property Lease			(4,755,728)
Shares issued for Investment	100,000
Shares issued on conversion of debt
Transfer demo inventory to PPE	14,833		507,931
Promissory Note to extinguish Warrants	362,500
Stock issued for Beamer Aquisiotion	643,698
Share issued for purchase of license		6,615,000	6,615,000	1,210,000
Treasury stock adjustment			(8,570)
Stock and Warrants for loan issuance	345,522
Exchange of warrant	6,312,972
Common Stock to be issued for cashless exercise of warrants		$ 62	62
SUPPLEMENTARY CASH FLOW INFORMATION
Income Taxes
Interest				$ 39,509